UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: November 30, 2018

Date of reporting period: May 31, 2018

Item 1. Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

FLAG-Forensic Accounting Long-Short ETF

Semi-Annual Report

May 31, 2018

(Unaudited)

FLAG-Forensic Accounting Long-Short ETF

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to Financial Statements	9
Approval of Advisory and Sub-Advisory Agreements and Board Considerations	16
Disclosure of Fund Expenses	18
Supplemental Information	19

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts, LLC uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month year ended June 30, is available (i) without charge, upon request, by calling 1-855-545-FLAG; and (ii) on the Commission’s website at http://www.sec.gov.

FLAG-Forensic Accounting Long-Short ETF

Schedule of Investments

May 31, 2018 (Unaudited)

Sector Weightings †

† Percentages are based on total investments.

Description	Shares	Fair Value

SCHEDULE OF INVESTMENTS

COMMON STOCK — 130.4%

Consumer Discretionary — 20.8%
American Eagle Outfitters (A)	11,159	$247,730
Bed Bath & Beyond	10,602	192,532
Best Buy	3,214	219,355
BorgWarner	3,164	154,340
Foot Locker (A)	4,954	267,367
Ford Motor (A)	20,627	238,242
Gap (A)	6,722	188,082
General Motors (A)	6,207	265,039
Goodyear Tire & Rubber	8,309	202,989
H&R Block	8,251	226,490
Kohl's (A)	3,503	233,825
Lear (A)	1,188	235,224
Macy's (A)	8,008	279,559
Michaels (A) *	9,596	176,183
News, Cl A (A)	14,400	216,432
Nordstrom (A)	4,741	232,451
Omnicom Group	3,113	224,385
Ralph Lauren, Cl A (A)	2,018	271,582
Target (A)	3,179	231,718
Whirlpool (A)	1,455	210,611
Williams-Sonoma (A)	4,405	243,905
		4,758,041
Consumer Staples — 7.8%
Archer-Daniels-Midland	5,216	228,043
Flowers Foods (A)	5,382	109,255
General Mills	4,931	208,532
Kroger (A)	9,358	227,680
Nu Skin Enterprises, Cl A	3,022	247,471
Sanderson Farms (A)	1,811	177,261
Sprouts Farmers Market (A) *	9,496	206,063
Description	Shares	Fair Value
Consumer Staples — (Continued)
Walgreens Boots Alliance (A)	2,648	$165,209
Walmart (A)	2,553	210,725
		1,780,239
Energy — 9.5%
CNX Resources *	14,228	229,924
ConocoPhillips (A)	3,781	254,802
HollyFrontier (A)	4,451	343,528
Marathon Oil (A)	13,781	295,327
Marathon Petroleum (A)	3,032	239,619
Murphy Oil (A)	8,621	265,096
Peabody Energy (A)	5,762	249,322
Valero Energy (A)	2,370	287,244
		2,164,862
Financials — 16.8%
Aflac	5,067	228,319
Allstate	2,250	210,330
American Express	2,411	237,001
Cincinnati Financial (A)	2,833	196,525
CIT Group (A)	4,283	213,850
Evercore, Cl A (A)	2,558	267,055
First American Financial (A)	3,793	197,540
FNF Group (A)	5,478	202,467
Franklin Resources	5,861	196,754
Hanover Insurance Group (A)	1,931	234,114
Legg Mason (A)	5,578	207,892
MetLife (A)	4,840	222,592
OneMain Holdings, Cl A (A) *	7,430	241,698
Progressive (A)	3,671	227,932
Regions Financial (A)	3,824	69,750
Santander Consumer USA Holdings (A)	13,630	244,113
Synchrony Financial (A)	6,707	232,264
WR Berkley	2,960	226,351
		3,856,547
Health Care — 18.9%
AmerisourceBergen, Cl A (A)	2,629	215,946
Amgen	1,276	229,195
Anthem	1,010	223,634
Cardinal Health (A)	3,598	187,420
Centene (A) *	2,196	257,283
Cigna (A)	1,151	194,945
CVS Caremark (A)	3,625	229,789
DaVita (A) *	3,403	227,457
Eli Lilly	2,931	249,252
Encompass Health (A)	3,950	255,763
Envision Healthcare *	5,870	251,706
Gilead Sciences (A)	2,957	199,302
HCA Healthcare (A)	2,280	235,159
Humana (A)	833	242,386
McKesson (A)	1,292	183,386
Pfizer (A)	1,909	68,590
Quest Diagnostics (A)	2,225	237,029
United Therapeutics (A) *	1,565	166,798
Universal Health Services, Cl B	1,857	213,518
WellCare Health Plans (A) *	1,173	260,019
		4,328,577

The accompanying notes are an integral part of the financial statements.

1

FLAG-Forensic Accounting Long-Short ETF

Schedule of Investments

May 31, 2018 (Unaudited) (Continued)

Description	Shares	Fair Value
Industrials — 10.5%
Acuity Brands	1,622	$191,801
AGCO	3,495	222,282
Alaska Air Group	3,593	218,490
American Airlines Group (A)	4,317	187,962
Avis Budget Group *	4,715	183,838
EMCOR Group (A)	854	64,844
Fluor (A)	3,967	193,352
JetBlue Airways (A) *	10,786	203,748
Robert Half International (A)	3,928	250,135
Ryder System (A)	3,114	208,887
United Continental Holdings (A) *	3,236	225,193
WW Grainger (A)	808	249,664
		2,400,196
Information Technology — 26.8%
ARRIS International (A) *	8,199	207,271
Avnet	5,330	203,180
Cirrus Logic (A) *	5,342	200,218
Cisco Systems (A)	5,071	216,582
Citrix Systems (A)	2,382	251,587
Conduent (A) *	11,557	222,472
Corning	7,890	214,371
F5 Networks (A) *	1,513	261,915
First Solar (A) *	3,018	204,047
Hewlett Packard Enterprise (A)	12,419	189,265
HP (A)	10,063	221,688
International Business Machines (A)	1,456	205,747
Jabil (A)	7,773	219,820
Juniper Networks (A)	9,082	241,945
Maxim Integrated Products (A)	3,664	214,894
MAXIMUS (A)	3,340	203,406
Motorola Solutions	2,110	226,487
NCR (A) *	7,288	219,369
NetApp (A)	3,529	241,101
Oracle	3,169	148,056
Qorvo (A) *	3,047	244,522
QUALCOMM	3,979	231,259
Sabre (A)	10,211	250,272
Skyworks Solutions (A)	2,129	209,941
Teradata (A) *	5,485	218,687
VMware, Cl A (A) *	1,773	243,752
Western Digital (A)	2,370	197,919
Western Union (A)	11,630	231,321
		6,141,094
Materials — 6.7%
Alcoa *	4,880	234,582
Bemis	5,148	217,760
Freeport-McMoRan, Cl B (A)	12,579	212,585
Huntsman	7,582	242,396
Mosaic (A)	9,042	248,565
Newmont Mining (A)	5,601	218,047
United States Steel (A)	4,594	169,381
		1,543,316

Description	Shares	Fair Value
Real Estate — 6.7%
Hospitality Properties Trust ‡	9,170	$265,472
Host Hotels & Resorts ‡(A)	12,147	262,740
LaSalle Hotel Properties ‡(A)	8,960	307,328
Realogy Holdings (A)	8,386	199,503
Spirit Realty Capital ‡(A)	27,715	242,783
Sunstone Hotel Investors ‡	15,249	265,180
		1,543,006
Telecommunication Services — 0.9%
AT&T (A)	6,438	208,076

Utilities — 5.0%
AES (A)	4,654	59,338
Entergy (A)	1,732	140,136
Exelon (A)	5,797	239,938
FirstEnergy (A)	6,573	226,243
PG&E *	5,210	225,749
Vistra Energy *	10,786	264,581
		1,155,985

Total Common Stock
(Cost $27,385,766)		29,879,939

Total Investments - 130.4%
(Cost $27,385,766)		$29,879,939

SCHEDULE OF SECURITIES SOLD SHORT

COMMON STOCK — (30.8)%

Consumer Discretionary — (5.4)%
Amazon.com*	(112)	$(182,518)
Caesars Entertainment*	(15,707)	(190,840)
CarMax*	(2,326)	(160,308)
Floor & Decor Holdings, Cl A*	(3,393)	(159,471)
Liberty Broadband, Cl A*	(2,107)	(143,887)
Netflix*	(547)	(192,325)
Ollie's Bargain Outlet Holdings*	(2,910)	(205,737)
		(1,235,086)
Consumer Staples — (0.8)%
Constellation Brands, Cl A	(796)	(177,572)

Energy — (1.3)%
Cheniere Energy*	(3,343)	(222,711)
Diamondback Energy	(531)	(64,123)
		(286,834)
Financials — (3.1)%
Cboe Global Markets	(1,517)	(147,998)
Charles Schwab	(3,314)	(184,325)
E*TRADE Financial*	(3,159)	(200,123)
Raymond James Financial	(1,959)	(189,161)
		(721,607)

The accompanying notes are an integral part of the financial statements.

2

FLAG-Forensic Accounting Long-Short ETF

Schedule of Investments

May 31, 2018 (Unaudited) (Concluded)

Description	Shares	Fair Value
Health Care — (7.6)%
Agios Pharmaceuticals*	(2,056)	$(192,236)
Bluebird Bio*	(928)	(166,158)
Exact Sciences*	(3,891)	(231,670)
Incyte*	(2,032)	(138,725)
Neurocrine Biosciences*	(2,113)	(203,397)
Penumbra*	(1,462)	(235,236)
Sage Therapeutics*	(1,072)	(163,684)
Sarepta Therapeutics*	(2,218)	(208,159)
Seattle Genetics*	(3,276)	(198,165)
		(1,737,430)
Industrials — (3.0)%
CoStar Group*	(478)	(182,223)
Healthcare Services Group	(2,341)	(84,627)
HEICO	(1,938)	(178,025)
John Bean Technologies	(1,523)	(134,481)
Proto Labs*	(915)	(110,349)
		(689,705)
Information Technology — (5.2)%
2U*	(1,961)	(185,903)
Analog Devices	(1,885)	(183,184)
Cognex	(3,138)	(143,438)
Gartner*	(1,468)	(194,862)
GrubHub*	(1,618)	(173,466)
Guidewire Software*	(2,107)	(195,614)
Universal Display	(1,152)	(114,048)
		(1,190,515)
Materials — (1.4)%
Sherwin-Williams	(444)	(168,387)
Valvoline	(7,989)	(163,295)
		(331,682)
Real Estate — (3.0)%
Equinix‡	(412)	(163,502)
Howard Hughes*	(1,287)	(162,458)
JBG SMITH Properties‡	(5,476)	(202,010)
Regency Centers‡	(2,753)	(159,894)
		(687,864)

Total Common Stock
(Proceeds $6,736,972)		(7,058,295)

Total Securities Sold Short - (30.8)%
(Proceeds $6,736,972)		$(7,058,295)

Percentages are based on Net Assets of $22,915,221.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Substantially all of the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at May 31, 2018 was $14,459,201.

Cl — Class

As of May 31, 2018, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

3

FLAG-Forensic Accounting Long-Short ETF

Statement of Assets and Liabilities

May 31, 2018 (Unaudited)

Assets:
Investments, at Fair Value	$29,879,939
Cash and Cash Equivalents	53,240
Dividends Receivable	59,455
Total Assets	29,992,634
Liabilities:
Securities Sold Short, at Fair Value	7,058,295
Advisory Fees Payable	15,714
Dividends Payable on Securities Sold Short	3,048
Payable to Broker	356
Total Liabilities	7,077,413
Net Assets	$22,915,221

Net Assets Consist of:
Paid-in Capital	$22,875,011
Accumulated Undistributed Net Investment Income	22,525
Accumulated Net Realized Loss on Investments and Securities Sold Short	(2,155,165)
Net Unrealized Appreciation on Investments and Securities Sold Short	2,172,850
Net Assets	$22,915,221

Investments, at Cost	$27,385,766
Securities Sold Short, Proceeds	6,736,972
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	550,000
Net Asset Value, Offering and Redemption Price Per Share	$41.66

The accompanying notes are an integral part of the financial statements.

4

FLAG-Forensic Accounting Long-Short ETF

Statement of Operations

For the period ended May 31, 2018 (Unaudited)

Investment Income:
Dividend Income	$298,429
Interest Income	161
Total Investment Income	298,590
Expenses:
Advisory Fees	87,788
Stock Loan Fees	59,270
Dividend Expense	43,981
Total Expenses	191,039
Net Investment Income	107,551
Net Realized Gain (Loss) on:
Investments(1)	(133,286)
Securities Sold Short	(752,383)
Net Change in Unrealized Appreciation (Depreciation):
Investments	672,563
Securities Sold Short	231,127
Net Realized and Unrealized Gain on Investments and Securities Sold Short	18,021
Net Increase in Net Assets Resulting from Operations	$125,572

(1) Includes realized gains as a result of in-kind transactions (See Note 4).

The accompanying notes are an integral part of the financial statements.

5

FLAG-Forensic Accounting Long-Short ETF

Statements of Changes in Net Assets

	Period Ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Operations:
Net Investment Income	$107,551	$215,929
Net Realized Gain (Loss) on Investments and Securities Sold Short(1)	(885,669)	971,733
Net Change in Unrealized Appreciation on Investments and Securities Sold Short	903,690	602,485
Net Increase in Net Assets Resulting from Operations	125,572	1,790,147
Dividends and Distributions to Shareholders:
Investment Income	(121,124)	(218,648)
Total Dividends and Distributions to Shareholders	(121,124)	(218,648)
Capital Share Transactions:
Issued	6,463,547	15,582,112
Redeemed	(2,124,107)	(9,770,983)
Increase in Net Assets from Capital Share Transactions	4,339,440	5,811,129
Total Increase in Net Assets	4,343,888	7,382,628
Net Assets:
Beginning of Period	18,571,333	11,188,705
End of Period (Includes Accumulated Undistributed Net Investment Income of $22,525 and $36,098, respectively)	$22,915,221	$18,571,333
Share Transactions:
Issued	150,000	400,000
Redeemed	(50,000)	(250,000)
Net Increase in Shares Outstanding from Share Transactions	100,000	150,000

(1)	Includes realized gains as a result of in-kind transactions (See Note 4).

The accompanying notes are an integral part of the financial statements.

6

FLAG-Forensic Accounting Long-Short ETF

Statement of Cash Flows

For the period ended May 31, 2018 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$125,572
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of long-term portfolio investments	(8,197,145)
Proceeds from sales of long-term portfolio investments	9,860,150
Payments to cover securities sold short	(5,733,597)
Proceeds from securities sold short	6,054,652
Cash paid from In-Kind purchases	(1,942,592)
Realized loss on investment	133,286
Realized loss on securities sold short	752,383
Change in unrealized appreciation from investments	(672,563)
Change in unrealized appreciation from securities sold short	(231,127)
Increase in dividends receivable	(1,536)
Increase in payable to broker	82
Increase in Advisory fees payable	3,399
Decrease in dividends payable on securities sold short	(2,056)

Net cash provided by operating activities	148,908

CASH FLOWS FROM FINANCING ACTIVITIES
Dividend Distributions Paid	(121,124)
Decrease in Cash at Broker	6,764

Net cash used in financing activities	(114,360)

NET INCREASE IN CASH	34,548

CASH and Cash EquivalentS — BEGINNING OF PERIOD	18,692

CASH and Cash EquivalentS — END OF PERIOD	$53,240

Supplemental Disclosure for Non Cash Operating Activities:
Investments Received for In-Kind Creations	$6,463,547
Investments Redeemed for In-Kind Redemptions	$2,124,107

Supplemental Disclosure for Non Cash Financing Activities:
Capital Shares Issued for In-Kind Creations	$6,463,547
Capital Shares Issued for In-Kind Redemptions	$2,124,107

Supplemental Disclosure of Cash Flow Information:
Cash Paid for Stock Loan Fee	$59,270

The accompanying notes are an integral part of the financial statements.

7

FLAG-Forensic Accounting Long-Short ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(3)
2018**	$41.27	$0.22	$0.43	$0.65	$(0.26)	$—	$(0.26)	$41.66	$42.09	1.56	%(7)	$22,915	1.85	%(2)(8)	1.04	%(2)	49%
2017	37.30	0.61	4.01	4.62	(0.65)	—	(0.65)	41.27	41.28	12.50		18,571	1.61	(6)	1.57		71
2016	31.47	0.56	5.84	6.40	(0.57)	—	(0.57)	37.30	37.31	20.67		11,189	1.62	(5)	1.74		79
2015	32.65	0.48	(1.18)	(0.70)	(0.48)	—	(0.48)	31.47	30.73	(2.17)		11,016	0.99	(4)	1.47		112
2014	31.16	0.39	3.76	4.15	(0.56)	(2.10)	(2.66)	32.65	32.67	14.45		16,327	0.85		1.26		26
2013‡	25.00	0.30	5.86	6.16	—	—	—	31.16	31.15	24.64	(7)	9,347	0.85	(2)	1.27	(2)	154

‡	Commenced operations on January 30, 2013.
*	Per share data calculated using average shares method.
**	For the six month period ended May 31, 2018 (unaudited).
(1)	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. The return shown does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.
(2)	Annualized.
(3)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.
(4)	Dividend expense and excise tax expense totaled 0.13% and 0.01%, respectively, of average net assets for the year ended November 30, 2015. Had these expenses not been included, the ratio of expenses to average net assets would have been 0.85%.
(5)	Dividend expense and stock loan fees totaled 0.21% and 0.56%, respectively, of average net assets for the year ended November 30, 2016. Had these expenses not been included, the ratio of expenses to average net assets would have been 0.85%.
(6)	Dividend expense and stock loan fees totaled 0.27% and 0.48%, respectively, of average net assets for the year ended November 30, 2017. Had these expenses not been included, the ratio of expenses to average net assets would have been 0.85%.
(7)	Total return is for the period indicated and has not been annualized.
(8)	Dividend expense and stock loan fees totaled 0.43% and 0.57%, respectively, of average net assets for the period ended May 31, 2018. Had these expenses not been included, the ratio of expenses to average net assets would have been 0.85%.

Amounts designated as “—“are $0.

The accompanying notes are an integral part of the financial statements.

8

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

May 31, 2018 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the FLAG-Forensic Accounting Long-Short ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the WeatherStorm Forensic Accounting Long-Short Index (the “Index”). The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. Vident Investment Advisory, LLC (“Vident” or the “Sub-Adviser”) serves as the Sub-Adviser to the Fund.

Shares of the Fund are listed and traded on the NASDAQ Stock Market LLC. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in Share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies ASC (“ASC 946”), and concluded that the Fund meets criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long securities and at the most recent quoted ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, unless amortized cost is determined not to be representative of fair value. If a market value is not available from a pricing vendor or from an independent broker, the security will be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by

9

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

May 31, 2018 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended May 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended May 31, 2018, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2018, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

10

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

May 31, 2018 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities Sold Short — As consistent with the Fund’s investment objectives, the Fund intends to sell securities short. A short sale is the sale by a fund of a security which it does not own in anticipation of purchasing the same security in the future. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. The Fund’s securities sold short and payable to broker are held with one major securities broker-dealer. Dividends are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A realized gain, limited to the price at which the Fund sold the security short, or a realized loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will maintain a segregated account with its custodian containing marginable securities. The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of marginable assets (for example, long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding tax on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at NAV and only in large blocks of Shares (each block of Shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $1,600 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,600 per transaction. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to five times the fixed creation or redemption transaction fee may apply. The Adviser may retain all or portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

11

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

May 31, 2018 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown based on the NAV as of May 31, 2018:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
FLAG-Forensic Accounting Long-Short ETF	50,000	$1,600	$2,083,000	$1,600

To the extent the Fund permits the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund at all or a portion of the applicable deposit securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balance with Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities.

Illiquid Securities — A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not hold more than 15% of the value of its net assets in illiquid securities. Information concerning illiquid securities as of May 31, 2018 is disclosed within the Schedule of Investments.

3. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

The Adviser has entered into a Sub-License, Marketing Support, and Expense Reimbursement Agreement ("Expense Reimbursement Agreement") with WeatherStorm Capital, LLC (the “Index Provider”). Under the Expense Reimbursement Agreement, the Index Provider assumes the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses.

Sub-Advisory Agreement

The Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under the sub-advisory agreement, the Adviser

12

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

May 31, 2018 (Unaudited) (Continued)

3. AGREEMENTS (continued)

pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of the Fund, subject to a $15,000 annual minimum fee.

The Fund’s Index Provider is affiliated with the Sub-Adviser, but is not affiliated with the Fund or the Adviser. The Index Provider developed the methodology for determining the securities to be included in the Index and is responsible for the ongoing maintenance of the Index. The Index is calculated by Solactive AG, which is not affiliated with the Fund, the Advisor, the Sub Adviser, or the Index Provider.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended May 31, 2018, the Plan was not operational and, thus, the Fund paid no fees under the Plan. The Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s custodian and transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust may also be employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2018, the purchases and sales of investments in securities, excluding in-kind transactions, securities sold short, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
FLAG-Forensic Accounting Long-Short ETF	$8,197,145	$9,287,344

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended May 31, 2018, in-kind transactions associated with redemptions were:

	Purchases	Sales and Maturities	Net Realized Gain
FLAG-Forensic Accounting Long-Short ETF	$8,396,437	$2,114,405	$443,641

13

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

May 31, 2018 (Unaudited) (Continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Total
WeatherStorm Forensic Accounting Long-Short ETF
2017	$218,648	$218,648
2016	$199,617	$199,617

As of November 30, 2017, the components of accumulated losses on a tax basis were as follows:

Undistributed Ordinary Income	$37,599
Capital Loss Carryforwards	(690,049)
Net Unrealized Appreciation	688,212
Total Distributable Earnings	$35,762

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
FLAG-Forensic Accounting Long-Short ETF	$413,521	$276,528	$690,049

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding securities sold short, held by the Fund at May 31, 2018, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
FLAG-Forensic Accounting Long-Short ETF	$27,966,714	$3,391,913	$(1,478,688)	$1,913,225

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

14

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

May 31, 2018 (Unaudited) (Concluded)

6. RISKS OF INVESTING IN THE FUND (continued)

Under normal circumstances, the Fund intends to invest at least 80% of its total assets in securities of the Index. These securities are subject to certain risks, such as large capitalization risk, REIT risk and market risk associated with investing in the securities comprising the Index.

Market Risk

The values of equity securities in the Index could decline generally or could underperform other investments.

Short Sale Risk

If the Fund sells a security short and subsequently has to buy the security back at a higher price, the Fund will lose money on the transaction. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the Fund, could increase the exposure of the Fund to the market, increase losses, and increase the volatility of returns.

Leverage Risk

The Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund’s overall returns.

7. OTHER

At May 31, 2018, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by two Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NASDAQ Stock Market LLC and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date and the financial statement were issued. Based on this evaluation, no adjustments were required to the financial statements.

15

FLAG-Forensic Accounting Long-Short ETF

Approval of Advisory and Sub-Advisory
Agreements and Board Considerations (Unaudited)

At a meeting of the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) held on May 22, 2018, the Board considered and approved the continuance of the following agreements (together, the “Agreements”) with respect to the FLAG-Forensic Accounting Long-Short ETF (the “Fund”):

•	the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (the “Adviser”), pursuant to which the Adviser currently provides advisory services to the Fund; and

•	the investment sub-advisory agreement between the Adviser and Vident Investment Advisory, LLC (the “Sub-Adviser”), pursuant to which the Sub-Adviser currently provides sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the continuance of the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

In considering whether to approve the continuance of the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser to the Fund; (ii) the performance of the Fund; (iii) the Adviser’s and Sub-Adviser’s costs and profits realized from providing such services, including any fall-out benefits enjoyed by the Adviser and Sub-Adviser or their affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fees for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present. In their deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling, or determinative of its decisions.

In considering the nature, extent, and quality of the services provided to the Fund, the Board considered the Adviser’s and Sub-Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that the Adviser’s responsibilities include overseeing the activities of the Sub-Adviser and monitoring compliance with various Fund policies and procedures and applicable securities regulations, while the Sub-Adviser’s responsibilities include trading portfolio securities and other investment instruments on behalf of the Fund and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. The Board considered the qualifications, experience, and responsibilities of the Adviser’s and Sub-Adviser’s investment personnel, the quality of the Adviser’s and Sub-Adviser’s compliance infrastructures, and the determination of the Trust’s Chief Compliance Officer that the Adviser and Sub-Adviser have appropriate compliance policies and procedures in place. The Board noted that it had recently reviewed the Adviser’s and Sub-Adviser’s registration forms on Form ADV as well as the Adviser’s and Sub-Adviser’s responses to a detailed series of questions, which included a description of the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program, risk management program, and financial condition, and that it was provided with memoranda from the Adviser and Sub-Adviser updating the information previously provided. The Board considered the Adviser’s and Sub-Adviser’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs managed by the Adviser and Sub-Adviser outside of the Trust. The Board also considered other services provided to the Fund by the Adviser, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate, administering the Fund’s business affairs, providing office facilities and equipment and certain clerical, bookkeeping, and administrative services, and providing its officers and employees to serve as officers or Trustees of the Trust.

16

FLAG-Forensic Accounting Long-Short ETF

Approval of Advisory and Sub-Advisory

Agreements and Board Considerations (Unaudited) (Concluded)

The Board was provided with reports regarding the past performance of the Fund, including a report prepared by an independent third party comparing the Fund’s performance with the performance of a group of peer funds and with the performance of the Fund’s underlying index for various time periods ended December 31, 2017. The Board noted that the index-based investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority for the Fund than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Fund, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Fund’s index tracking, noting, as applicable, various factors which contributed to the Fund’s tracking error over certain periods of time. The Board considered the Adviser’s oversight of the Sub-Adviser, including oversight of whether the Fund was exhibiting significant tracking error, as part of the Board’s consideration of the nature, quality, and extent of the Adviser’s services, as described above. The Board noted that the Fund had underperformed its underlying index over certain periods, but that such underperformance was to be expected as it generally was the result of costs incurred by the Fund not incurred by its underlying index. The Board also noted that the Fund’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance therefore did not necessitate significant additional review. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by the Adviser and Sub-Adviser.

The Board reviewed the advisory and sub-advisory fees paid to the Adviser and Sub-Adviser for their respective services provided to the Fund under the Agreements. The Board reviewed a report prepared by an independent third party comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was at the high end of the range of advisory fees paid by the peer funds. The Board took into account that due to the specialized nature of the Fund’s strategy, there are limitations in comparing its advisory fee to those of other funds and the information provided by the third party report may not provide meaningful direct comparisons to the Fund. The Board noted that the sub-advisory fee was consistent with the range of fees received by the Sub-Adviser for its service as sub-adviser to other funds. The Board took into consideration that the advisory fee for the Fund is a “unified fee,” meaning that the Fund pays no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that the Adviser is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further noted that the sub-advisory fee has two components: 1) a basis point fee based on assets under management and 2) a minimum annual fee. The Board considered that the sub-advisory fee is paid by the Adviser, not the Fund, and that the fee reflects an arm’s length negotiation between the Adviser and the Sub-Adviser. The Board further found that the fee reflected a reasonable allocation of the advisory fee paid to the Adviser given the work performed by each firm. The Board considered the costs and expenses incurred by the Adviser and the Sub-Adviser in providing advisory and sub-advisory services, evaluated the compensation and benefits received by the Adviser and the Sub-Adviser from its relationship with the Fund, and reviewed profitability analyses from the Adviser and the Sub-Adviser with respect to the Fund. In light of this information, the Board concluded for the Fund that the advisory and sub-advisory fees appeared reasonable in light of the services rendered. In addition, the Board considered for the Fund whether economies of scale have been realized. The Board concluded that no significant economies of scale have been realized by the Fund and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

17

FLAG-Forensic Accounting Long-Short ETF

Disclosure of Fund Expenses (Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, dividend expense on securities sold short, and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2017 to May 31, 2018) (unless otherwise noted below).

The table below illustrates your Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/01/17	Ending Account Value 05/31/18	Annualized Expense Ratios	Expenses Paid During Period(1)
FLAG-Forensic Accounting Long-Short ETF
Actual Fund Return	$1,000.00	$1,015.60	1.85%	$9.30
Hypothetical 5% Return	$1,000.00	$1,015.71	1.85%	$9.30

(1)	Expenses are equal to the Fund’s annualized expense ratio (including stock loan fees and dividend expense on securities sold short) multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period).

18

FLAG-Forensic Accounting Long-Short ETF

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.flagetf.com.

19

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10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, GA 30076

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

IDS-SA-001-0600

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 7, 2018

By (Signature and Title)	/s/James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: August 7, 2018